Document And Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information Line Items
Entity Registrant Name	Lloyds Banking Group plc
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	70,465,568,224
Amendment Flag	false
Entity Central Index Key	0001160106
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Annual Report	true
Document Shell Company Report	false
Document Transition Report	false